RIGHT-OF-USE ASSETS- Summary of Right of Use Assets Recognized in Consolidated Balance Sheets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about Right-of-use assets [Line Items]
Right of use assets	$ 2,879	$ 2,420
Land and land use right
Disclosure of detailed information about Right-of-use assets [Line Items]
Right of use assets	1,629	1,619
Buildings
Disclosure of detailed information about Right-of-use assets [Line Items]
Right of use assets	1,115	692
Motor vehicle and other asset
Disclosure of detailed information about Right-of-use assets [Line Items]
Right of use assets	88	30
Office equipment
Disclosure of detailed information about Right-of-use assets [Line Items]
Right of use assets	$ 47	$ 79